Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2010
Restatement of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial Statements
19. Restatement of Previously Issued Financial Statements
     On March 28, 2011, Management of Emisphere Technologies, Inc. (the “Company”), after consulting with the Audit Committee of the Board of Directors and with McGladrey and Pullen, LLP (“McGladrey”), its independent registered public accounting firm, concluded that the Company’s previously issued financial statements included in its quarterly interim period reports previously reported on Forms 10-Q for the periods ended March 31, June 30, and September 30, 2009 and 2010, and its annual report on Form 10-K for the period ended December 31, 2009 (the “Financial Statement Periods”) should no longer be relied upon due to errors in the application of accounting guidance regarding the determination of whether a financial instrument is indexed to its own stock. At the time these financial statements were originally issued, the Company had reviewed its accounting for the adoption of Financial Accounting Standards Board Accounting Codification Topic 815-40-15-5, “Evaluating Whether an Instrument Is Considered Indexed to an Entity’s Own Stock” (“FASB 815-40-15-5” or the “Guidance”) and concluded it was in accordance with GAAP. The Company’s adoption of the Guidance was not straightforward because GAAP specifies the application of a level interest method to amortize interest and debt discounts in accordance with FASB 835-30-35-2, “The Interest Method” (“FASB 835-30-35-2”) . In adopting the guidance, the Company estimated the fair value of the bifurcated conversion feature embedded in the Company’s 11% senior secured convertible notes in favor of MHR Institutional Partners IIA due September 26, 2012 (collectively, the “MHR Convertible Notes”) as a derivative liability and developed an amortization schedule to recognize non-cash interest expense and debt discounts over time. In accordance with the guidance, the Company deducted the incremental value of the conversion feature from the book value of the instrument at its inception. Because the fair value of the conversion feature was in excess of the book value of the instrument, the Company believed it could not apply a level rate method to determine the amortization schedule because the resulting book value would have been $0 and because it is mathematically impossible to apply a level interest rate to amortize from a $0 balance. Therefore, the Company developed an amortization schedule that it believed was consistent with the adoption of the new accounting guidance and was still representative of the economic substance of the financial instrument. This accounting treatment was reflected in the Company’s financial statements during the Financial Statement Periods.
     McGladrey audited the Company’s financial statements for 2009. The Company’s Audit Committee and Management discussed the results of the audit including a review of financial statements for 2009 with McGladrey.
     On March 24, 2011, McGladrey notified the Company that the amortization schedule described above was not in accordance with the level rate method required by GAAP and that it should be recalculated accordingly. McGladrey further notified the Company that as a result of this error, the financial statements did not reflect the proper amortization of non-cash interest expense and debt discounts in connection with the bifurcated conversion feature embedded in the MHR Convertible Notes as a derivative liability. McGladrey further notified the Company that it should make disclosures and take appropriate actions to prevent future reliance on the financial statements disclosed in the Financial Statement Periods.
     After discussions between Management, the Audit Committee and McGladrey, the Company reevaluated its accounting for the adoption of the Guidance and for its assessment of the debt modification entered into during June 2010 and determined that its original accounting was incorrect. Consequently, the Company determined to restate its financial statements for the Financial Statement Periods. The Company used the level rate method in accordance with FASB 835-30-35-2 to revise its amortization schedule in accordance with GAAP. The Company assigned a beginning balance nominally close to $0 to develop this amortization schedule. The restatements of financial statements previously reported on Forms 10-Q for the periods ended March 31, June 30, and September 30, 2009 and 2010, and on Form 10-K for the period ended December 31, 2009 will reflect adjustments primarily to correct for the revised amortization schedule and resulting overstatement of non-cash interest charges and the recorded value of notes payable, which included the effects of the accretion of debt discount resulting from the valuation of the embedded derivative associated with the MHR Convertible Note. Additionally, after correcting the misapplication of guidance for determining whether a financial instrument is indexed to its own stock, the Company reevaluated its accounting for debt modification in connection with the Master Agreement and Amendment by and between the Company and Novartis Pharma AG dated June 4, 2010 and the letter agreement entered into with MHR in connection therewith and concluded that modifications to the MHR Convertible Notes should have been accounted for as extinguishment of debt in accordance with FASB ASC 470-50, “Modifications and Extinguishments”, which resulted in a $17.0 million non-cash adjustment to recognize the loss on extinguishment of debt.
     The Company emphasizes that all reclassifications and related charges to correct the misapplication of the relevant accounting pronouncement and subsequent debt modification adjustment have no impact on the Company’s operating income, its cash position, its cash flows or its future cash requirements.
     The tables below summarize the impact of the restatements described above on financial information previously reported on the Company’s Forms 10-Q for the periods ended March 31, June 30, and September 30, 2009 and 2010 and on Form 10-K for the period ended December 2009. The restatement did not impact cash flow from operating, investing, or financing activities.
Audited Financial Statements:

	Restated			As Reported
	2009	Adjustments		2009
	($thousands, except per share data)
BALANCE SHEET DATA:
Assets
Deferred financing costs	$—	$(346	)(1)	$346
Total assets	$5,587	$(346)		$5,933
Liabilities
Notes payable, including accrued interest	$93	$(12,983	)(1)	$13,076
Total liabilities	$40,814	$(12,983)		$53,797
Equity
Accumulated deficit	$(424,034)	$12,637	(1)	$(436,671)
Total stockholders’ deficit	$(35,227)	$12,637		$(47,864)
STATEMENT OF OPERATIONS
SELECTED DATA:
Other non-operating income (expense)
Interest expense, related party	$(82)	$4,422	(1)	$(4,504)
Total other non-operating income (expense)	$(2,269)	$4,422		$(6,691)
Net loss	$(16,821)	$4,422		$(21,243)
Loss per common share, basic and diluted	$(0.49)	$0.12		$(0.61)
CASH FLOW DATA:
Net loss	$(16,821)	$4,422		$(21,243)
Non-cash interest expense related party	$82	$(4,422)		$4,504
Net cash used in operating activities	$(11,931)	$—		$(11,931)

(1)	Adjustment to amortize debt discounts and deferred financing fees based a number nominally close to zero to enable interest and debt discounts to be accreted over the life of the debt using a level yield method
2009 Balance Sheets (unaudited — $thousands)

	March 31,			June 30,			September 30,
	Restated		Reported	Restated		Reported	Restated		Reported
	2009	Adjustments	2009	2009	Adjustments	2009	2009	Adjustments	2009
Assets:
Current assets:
Cash and cash equivalents	3,951	—	3,951	1,279	—	1,279	6,975	—	6,975
Accounts receivable, net	15	—	15	72	—	72	21	—	21
Prepaid expenses and other current assets	300	—	300	402	—	402	253	—	253
Total current assets	4,266	—	4,266	1,753	—	1,753	7,249	—	7,249
Equipment and leasehold improvements, net	312	—	312	244	—	244	161	—	161
Purchased technology, net	1,256	—	1,256	1,196	—	1,196	1,137	—	1,137
Restricted cash	255	—	255	255	—	255	255	—	255
Other assets(1)	—	(404)	404	—	(386)	386	—	(367)	367
Total assets	6,089	(404)	6,493	3,448	(386)	3,834	8,802	(367)	9,169
Liabilities and Stockholders’ Deficit:
Current liabilities:
Notes payable, including accrued interest and net of related discount	12,146	—	12,146	12,283	—	12,283	12,422	—	12,422
Accounts payable and accrued expenses	3,288	—	3,288	3,403	—	3,403	4,511	—	4,511
Deferred revenue, current	110	—	110	—	—	—	9	—	9
Derivative instruments Related party	173	—	173	337	—	337	2,179	—	2,179
Others	268	—	268	557	—	557	2,042	—	2,042
Restructuring accrual, current	1,503	—	1,503	1,253	—	1,253	1,253	—	1,253
Other current liabilities	22	—	22	48	—	48	51	—	51
Total current liabilities	17,510	—	17,510	17,881	—	17,881	22,467	—	22,467
Notes payable, including accrued interest and net of related discount	19	(9,655)	9,674	32	(10,721)	10,753	52	(11,831)	11,883
Restructuring accrual	750	—	750	—	—	—	—	—	—
Deferred revenue	11,403	—	11,403	11,460	—	11,460	11,467	—	11,467
Derivative instrument related party	3,194	—	3,194	3,224	—	3,224	3,800	—	3,800
Deferred lease liability and other liabilities	123	—	123	96	—	96	90	—	90
Total liabilities	32,999	(9,655)	42,654	32,693	(10,721)	43,414	37,876	(11,831)	49,707
Stockholders’ deficit:
Preferred stock, $.01 par value; authorized 1,000,000 shares	—	—	—	—	—	—	—	—
Common stock, $.01 par value; authorized 100,000,000 shares; issued 30,630,810 shares (30,341,078 outstanding) ; issued 30,630,810 (30,341,078 outstanding); issued 42,360,133 (42,070,401 outstanding) in the first, second and third quarter , respectively	306	—	306	306	—	306	424	—	424
Additional paid-in-capital	388,330	—	388,330	389,098	—	389,098	392,059	—	392,059
Accumulated deficit	(411,594)	9,251	(420,845)	(414,697)	10,335	(425,032)	(417,605)	11,464	(429,069)
Common stock held in treasury, at cost; 289,732 shares	(3,952)	—	(3,952)	(3,952)	—	(3,952)	(3,952)	—	(3,952)
Total stockholders’ deficit	(26,910)	9,251	(36,161)	(29,245)	10,335	(39,580)	(29,074)	11,464	(40,538)
Total liabilities and stockholders’ deficit	6,089	(404)	6,493	3,448	(386)	3,834	8,802	(367)	9,169

(1)	Adjustment to amortize debt discounts and deferred financing fees based a number nominally close to zero to enable interest and debt discounts to be accreted over the life of the debt using a level yield method
2009 Statements of Operations — Quarterly (unaudited — $thousands, except per share data)

	Three Months Ended March 31,			Three Months Ended June 30,			Three Months Ended September 30,
	Restated		Reported	Restated		Reported	Restated		Reported
	2009	Adjustments	2009	2009	Adjustments	2009	2009	Adjustments	2009
Revenue	—	—	—	—	—	—	—	—	—
Costs and expenses:
Research and development	1,923	—	1,923	748	—	748	782	—	782
General and administrative expenses	2,921	—	2,921	2,933	—	2,933	2,493	—	2,493
Restructuring costs	(353)	—	(353)	—	—	—	—	—	—
Gain on disposal of fixed assets	(43)	—	(43)	(779)	—	(779)	(2)	—	(2)
Depreciation and amortization	211	—	211	96	—	96	120	—	120
Total costs and expenses	4,659	—	4,659	2,998	—	2,998	3,393	—	3,393
Operating income (loss)	(4,659)	—	(4,659)	(2,998)	—	(2,998)	(3,393)	—	(3,393)
Other non-operating income (expense):
Other income (expense)	41	—	41	27	—	27	24	—	24
Sublease income	232	—	232	—	—	—	—	—	—
Sale of patents	—	—	—	500	—	500	—	—	—
Change in fair value of derivative instruments
Related party(1)	113	—	113	(193)	—	(193)	45	—	45
Other	35	—	35	(289)	—	(289)	576	—	576
Interest expense
Related party	(8)	1,036	(1,044)	(13)	1,084	(1,097)	(20)	1,130	(1,150)
Other	(135)	—	(135)	(137)	—	(137)	(139)	—	(139)
Total other non-operating income (expense)	278	1,036	(758)	(105)	1,084	(1,189)	486	1,130	(644)
Net loss	(4,381)	1,036	(5,417)	(3,103)	1,084	(4,187)	(2,907)	1,130	(4,037)
Net loss per share, basic and diluted	(0.14)	0.04	(0.18)	(0.10)	0.04	(0.14)	(0.08)	0.03	(0.11)
Weighted average shares outstanding, basic and diluted	30,341,078		30,341,078	30,341,078		30,341,078	35,695,769		35,695,769

(1)	Adjustment to amortize debt discounts and deferred financing fees based a number nominally close to zero to enable interest and debt discounts to be accreted over the life of the debt using a level yield method
2009 Statements of Operations — Year to Date (unaudited — $thousands, except per share data)

	Three Months Ended March 31,			Three Months Ended June 30,			Three Months Ended September 30,
	Restated		Reported	Restated		Reported	Restated		Reported
	2009	Adjustments	2009	2009	Adjustments	2009	2009	Adjustments	2009
Revenue	—	—	—	—	—	—	—	—	—
Costs and expenses:
Research and development	1,923	—	1,923	2,670	—	2,670	3,452	—	3,452
General and administrative expenses	2,921	—	2,921	5,855	—	5,855	8,348	—	8,348
Restructuring costs	(353)	—	(353)	(353)	—	(353)	(353)	—	(353)
Gain on disposal of fixed assets	(43)	—	(43)	(822)	—	(822)	(824)	—	(824)
Depreciation and amortization	211	—	211	307	—	307	427	—	427
Total costs and expenses	4,659	—	4,659	7,657	—	7,657	11,050	—	11,050
Operating income (loss)	(4,659)	—	(4,659)	(7,657)	—	(7,657)	(11,050)	—	(11,050)
Other non-operating income (expense):
Other income (expense)	41	—	41	68	—	68	91	—	91
Sublease income	232	—	232	232	—	232	232	—	232
Sale of patents	—	—	—	500	—	500	500	—	500
Change in fair value of derivative instruments
Related party(1)	113	—	113	(80)	—	(80)	(35)	—	(35)
Other	35	—	35	(254)	—	(254)	322	—	322
Interest expense
Related party	(8)	1,036	(1,044)	(21)	2,119	(2,140)	(41)	3,249	(3,290)
Other	(135)	—	(135)	(273)	—	(273)	(411)	—	(411)
Total other non-operating income (expense)	278	1,036	(758)	172	2,119	(1,947)	658	3,249	(2,591)
Net loss	(4,381)	1,036	(5,417)	(7,485)	2,119	(9,604)	(10,392)	3,249	(13,641)
Net loss per share, basic and diluted	(0.14)	0.04	(0.18)	(0.25)	0.07	(0.32)	(0.32)	0.10	(0.42)
Weighted average shares outstanding, basic and diluted	30,341,078		30,341,078	30,341,078		30,341,078	32,188,554		32,188,554

(1)	Adjustment to amortize debt discounts and deferred financing fees based a number nominally close to zero to enable interest and debt discounts to be accreted over the life of the debt using a level yield method
2009 Statements of Cash Flows (unaudited — $thousands)

	Three Months Ended March 31,			Six Months Ended June 30,			Nine Months Ended September 30,
	Restated		Reported	Restated		Reported	Restated		Reported
	2009	Adjustments	2009	2009	Adjustments	2009	2009	Adjustments	2009
Cash flows from operating activities:
Net loss	(4,381)	1,036	(5,417)	(7,485)	2,119	(9,604)	(10,392)	3,249	(13,641)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	151	—	151	187	—	187	248	—	248
Amortization	60	—	60	120	—	120	179	—	179
Change in fair value of derivative instruments	(148)	—	(148)	334	—	334	(286)	—	(286)
Non-cash interest expense(1)	143	(1,036)	1,179	294	(2,119)	2,413	452	(3,249)	3,701
Non-cash compensation expense	238	—	238	1,007	—	1,007	1,301	—	1,301
Gain on disposal of fixed assets	(43)	—	(43)	(822)	—	(822)	(824)	—	(824)
Changes in assets and liabilities excluding non-cash transactions:
Decrease in accounts receivable	217	—	217	160	—	160	211	—	211
Decrease (increase) in prepaid expenses and other current assets	(27)	—	(27)	(129)	—	(129)	20	—	20
Increase in deferred revenue	186	—	186	133	—	133	149	—	149
Increase in accounts payable and accrued expenses	927	—	927	1,042	—	1,042	2,160	—	2,160
Increase in other current liabilities	2	—	2	28	—	28	31	—	31
(Decrease) in deferred lease liability	(6)	—	(6)	(33)	—	(33)	(39)	—	(39)
Decrease in restructuring accrual	(627)	—	(627)	(1,627)	—	(1,627)	(1,627)	—	(1,627)
Total adjustments	1,073	(1,036)	2,109	694	(2,119)	2,813	1,975	(3,249)	5,224
Net cash used in operating activities	(3,308)	—	(3,308)	(6,791)	—	(6,791)	(8,417)	—	(8,417)
Cash flows from investing activities:
Proceeds from sale and maturity of investments	—	—	—	—	—	—	—	—	—
Proceeds from sale of fixed assets	45	—	45	856	—	856	880	—	880
Capital expenditures and other	—	—	—	—	—	—		—	—
Net cash provided by investing activities	45	—	45	856	—	856	880	—	880
Cash flows from financing activities:
Proceeds from the issuance of common stock and warrants	—	—	—	—	—	—	7,298	—	7,298
Net cash provided by financing activities	—		—	—		—	7,298		7,298
Net decrease in cash and cash equivalents	(3,263)	—	(3,263)	(5,935)	—	(5,935)	(239)	—	(239)
Cash and cash equivalents, beginning of period	7,214	—	7,214	7,214	—	7,214	7,214	—	7,214
Cash and cash equivalents, end of period	3,951	—	3,951	1,279	—	1,279	6,975	—	6,975

(1)	Adjustment to amortize debt discounts and deferred financing fees based a number nominally close to zero to enable interest and debt discounts to be accreted over the life of the debt using a level yield method
2010 Balance Sheets (unaudited — $thousands)

	March 31,			June 30,			September 30,
	Restated		Reported	Restated		Reported	Restated		Reported
	2010	Adjustments	2010	2010	Adjustments	2010	2010	Adjustments	2010
Assets:
Current assets:
Cash and cash equivalents	3,015	—	3,015	418	—	418	2,961	—	2,961
Accounts receivable, net	4	—	4	38	—	38	60	—	60
Inventories	233		233	261	—	261	260	—	260
Prepaid expenses and other current assets	142	—	142	683	—	683	539	—	539
Total current assets	3,394	—	3,394	1,400	—	1,400	3,820	—	3,820
Equipment and leasehold improvements, net	122	—	122	107	—	107	94	—	94
Purchased technology, net	1,017	—	1,017	957	—	957	897	—	897
Restricted cash	259	—	259	259	—	259	259	—	259
Other assets(1)	—	(324)	324	82	(300)	382	—	(273)	273
Total assets	4,792	(324)	5,116	2,805	(300)	3,105	5,070	(273)	5,343
Liabilities and Stockholders’ Deficit:
Current liabilities:
Notes payable, including accrued interest and net of related discount	12,810	—	12,810	—	—	—	—	—	—
Accounts payable and accrued expenses	4,943	—	4,943	5,852	—	5,852	4,400	—	4,400
Deferred revenue, current	—	—	—	—	—	—	—	—	—
Derivative instruments
Related party	8,248	—	8,248	12,952	—	12,952	7,477	—	7,477
Others	7,830	—	7,830	4,183	—	4,183	2,423	—	2,423
Contract termination expense	—	—	—	—			435	—	435
Restructuring accrual, current	600	—	600	600	—	600	450	—	450
Other current liabilities	29	—	29	31	—	31	33	—	33
Total current liabilities	34,460	—	34,460	23,618	—	23,618	15,218	—	15,218
Notes payable, including accrued interest and net of related discount(1)(2)	157	(14,167)	14,324	18,048	3,726	14,322	19,181	3,318	15,863
Restructuring accrual	—	—	—	—	—	—	—	—	—
Deferred revenue	13,501	—	13,501	26,475	—	26,475	26,533	—	26,533
Derivative instrument related party	8,669	—	8,669	12,031	—	12,031	8,557	—	8,557
Deferred lease liability and other liabilities	74	—	74	65	—	65	56	—	56
Total liabilities	56,861	(14,167)	71,028	80,237	3,726	76,511	69,545	3,318	66,227
Stockholders’ deficit:
Preferred stock, $.01 par value; authorized 1,000,000 shares; none issued and outstanding	—	—	—	—	—	—	—	—
Common stock, $.01 par value; authorized 100,000,000 shares; issued 42,373,807 shares (42,804,075 outstanding) ; issued 44,222,054 (43,932,322 outstanding); issued 52,178,834 (51,889,102 outstanding) in the first, second and third quarter, respectively	424	—	424	442	—	442	522	—	522
Additional paid-in-capital	392,753	—	392,753	398,945	—	398,945	401,740	—	401,740
Accumulated deficit(1)(2)	(441,294)	13,843	(455,137)	(472,867)	(4,026)	(468,841)	(462,785)	(3,591)	(459,194)
Common stock held in treasury, at cost; 289,732 shares	(3,952)	—	(3,952)	(3,952)	—	(3,952)	(3,952)	—	(3,952)
Total stockholders’ deficit	(52,069)	13,843	(65,912)	(77,432)	(4,026)	(73,406)	(64,475)	(3,591)	(60,884)
Total liabilities and stockholders’ deficit	4,792	(324)	5,116	2,805	(300)	3,105	5,070	(273)	5,343

(1)	Adjustment to amortize debt discounts and deferred financing fees based a number nominally close to zero to enable interest and debt discounts to be accreted over the life of the debt using a level yield method

(2)	Adjustment for June 2010 to account for the modification of the MHR Convertible Notes in connection with the Novartis Agreement and the MHR Letter Agreement as an extinguishment of debt and record the consideration for MHR’s consent as a financing fee
2010 Statement of Operations — Quarterly (unaudited — $thousands, except per share data)

	Three Months Ended March 31,			Three Months Ended June 30,			Three Months Ended September 30,
	Restated		Reported	Restated		Reported	Restated		Reported
	2010	Adjustments	2010	2010	Adjustments	2010	2010	Adjustments	2010
Revenue	12	—	12	39	—	39	4	—	4
Costs and expenses:
Research and development	562	—	562	732	—	732	690	—	690
General and administrative expenses	2,334	—	2,334	2,129	—	2,129	2,516	—	2,516
Restructuring costs	50	—	50	—	—	—	—	—	—
Gain on disposal of fixed assets	(1)	—	(1)	—	—	—	—	—	—
Depreciation and amortization	75	—	75	75	—	75	73	—	73
Lawsuit adverse awards	—	—	—	220		220	58	—	58
Contract termination expense	—	—	—	—	—	—	542	—	542
Total costs and expenses	3,020	—	3,020	3,156	—	3,156	3,879	—	3,879
Operating income (loss)	(3,008)	—	(3,008)	(3,117)	—	(3,117)	(3,875)	—	(3,875)
Other non-operating income (expense):
Other income (expense)	3	—	3	2	—	2	2	—	2
Sublease income	—	—	—	—	—	—	—	—	—
Sale of patents	—	—	—	—	—	—	500	—	500
Change in fair value of derivative instruments
Related party	(9,120)	—	(9,120)	(6,208)	—	(6,208)	11,766	—	11,766
Other	(4,847)	—	(4,847)	(2,424)	—	(2,424)	2,831	—	2,831
Interest expense
Related party(1)	(65)	1,206	(1,271)	(794)	1,003	(1,797)	(1,138)	435	(1,573)
Other	(222)	—	(222)	(160)	—	(160)	(4)	—	(4)
Loss on extinguishment of debt(2)	—	—	—	(17,014)	(17,014)	—	—	—	—
Financing fees	—	—	—	(1,858)	(1,858)	—	—	—	—
Total other non-operating income (expense)	(14,251)	1,206	(15,457)	(28,456)	(17,869)	(10,587)	13,957	435	13,522
Net loss (income)	(17,259)	1,206	(18,465)	(31,573)	(17,869)	(13,704)	10,082	435	9,647
Net loss (income) per share, basic	(0.41)	0.03	(0.44)	(0.73)	(0.41)	(0.32)	0.21	0.01	0.20
Weighted average shares outstanding, basic	42,077,334		42,077,334	43,338,432		43,338,432	47,401,395		47,401,395
Net loss (income) per share, diluted	(0.41)	0.03	(0.44)	(0.73)	(0.41)	(0.32)	0.20	0.01	0.19
Weighted average shares outstanding, diluted	42,077,334		42,077,334	43,338,432		43,338,432	50,922,881		50,922,881

(1)	Adjustment to amortize debt discounts and deferred financing fees based a number nominally close to zero to enable interest and debt discounts to be accreted over the life of the debt using a level yield method

(2)	Adjustment for June 2010 to account for the modification of the MHR Convertible Notes in connection with the Novartis Agreement and the MHR Letter Agreement as an extinguishment of debt and record the consideration for MHR’s consent as a financing fee
2010 Statement of Operations — Year to Date (unaudited — $thousands, except per share data)

	Three Months Ended March 31,			Six Months Ended June 30,			Nine Months Ended September 30,
	Restated		Reported	Restated		Reported	Restated		Reported
	2010	Adjustments	2010	2010	Adjustments	2010	2010	Adjustments	2010
Revenue	12	—	12	51	—	51	55	—	55
Costs and expenses:
Research and development	562	—	562	1,294	—	1,294	1,984	—	1,984
General and administrative expenses	2,334	—	2,334	4,463	—	4,463	6,979	—	6,979
Restructuring costs	50	—	50	50	—	50	50	—	50
Gain on disposal of fixed assets	(1)	—	(1)	(1)	—	(1)	(1)	—	(1)
Depreciation and amortization	75	—	75	150	—	150	223	—	223
Lawsuit adverse awards				220		220	542		542
Contract termination expense				—		—	278		278
Total costs and expenses	3,020	—	3,020	6,176	—	6,176	10,055	—	10,055
Operating income (loss)	(3,008)	—	(3,008)	(6,125)	—	(6,125)	(10,000)	—	(10,000)
Other non-operating income (expense):
Other income (expense)	3	—	3	5	—	5	7	—	7
Sublease income	—	—	—	—	—	—	—	—	—
Sale of patents	—	—	—	—	—	—	500	—	500
Change in fair value of derivative instruments
Related party	(9,120)	—	(9,120)	(15,328)	—	(15,328)	(3,562)	—	(3,562)
Other	(4,847)	—	(4,847)	(7,271)	—	(7,271)	(4,440)	—	(4,440)
Interest expense
Related party(1)	(65)	1,206	(1,271)	(859)	2,210	(3,069)	(1,997)	2,645	(4,642)
Other	(222)	—	(222)	(382)	—	(382)	(386)	—	(386)
Loss on extinguishment of debt(2)	—	—	—	(17,014)	(17,014)	—	(17,014)	(17,014)	—
Financing fees(2)	—	—	—	(1,858)	(1,858)	—	(1,858)	(1,858)	—
Total other non-operating income (expense)	(14,251)	1,206	(15,457)	(42,707)	(16,662)	(26,045)	(28,750)	(16,227)	(12,523)
Net loss	(17,259)	1,206	(18,465)	(48,832)	(16,662)	(32,170)	(38,750)	(16,227)	(22,523)
Net loss per share, basic and diluted	(0.41)	0.03	(0.44)	(1.14)	(0.39)	(0.75)	(0.87)	(0.36)	(0.51)
Weighted average shares outstanding, basic and diluted	42,077,334		42,077,334	42,711,367		42,711,367	44,291,889		44,291,889

(1)	Adjustment to amortize debt discounts and deferred financing fees based a number nominally close to zero to enable interest and debt discounts to be accreted over the life of the debt using a level yield method

(2)	Adjustment for June 2010 to account for the modification of the MHR Convertible Notes in connection with the Novartis Agreement and the MHR Letter Agreement as an extinguishment of debt and record the consideration for MHR’s consent as a financing fee
2010 Statements of Cash Flows (unaudited — $thousands)

	Three Months Ended March 31,			Six Months Ended June 30,			Nine Months Ended September 30,
	Restated		Reported	Restated		Reported	Restated		Reported
	2010	Adjustments	2010	2010	Adjustments	2010	2010	Adjustments	2010
Cash flows from operating activities:
Net loss	(17,259)	1,206	(18,465)	(48,832)	(16,662)	(32,170)	(38,750)	(16,227)	(22,523)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	15	—	15	30	—	30	44	—	44
Amortization	60	—	60	120	—	120	179	—	179
Change in fair value of derivative instruments	13,968	—	13,968	22,599	—	22,599	8,003	—	8,003
Non-cash interest expense (1)(2)	287	(1,206)	1,493	20,112	16,662	3,450	21,254	16,227	5,027
Non-cash compensation expense	407	—	407	547	—	547	685	—	685
Gain on disposal of fixed assets	(1)	—	(1)	(1)	—	(1)	(1)	—	(1)
Changes in assets and liabilities excluding non-cash transactions:
Decrease in accounts receivable	154	—	154	120	—	120	99	—	99
Decrease (increase) in inventory	2	—	2	(24)	—	(24)	(24)	—	(24)
(Increase) in deposits on inventory	—	—	—	—	—	—	(420)	—	(420)
Decrease (increase) in prepaid expenses and other current assets	12	—	12	(531)	—	(531)	33	—	33
Increase in deferred revenue	2,007	—	2,007	2,012	—	2,012	2,069	—	2,069
Increase (decrease) in accounts payable and accrued expenses	(1)	—	(1)	887	—	887	(516)	—	(516)
Increase (decrease) in other current liabilities	(23)	—	(23)	(21)	—	(21)	415	—	415
Increase (decrease) in deferred lease liability	(30)	—	(30)	(17)	—	(17)	(25)	—	(25)
Decrease in restructuring accrual	(150)	—	(150)	(150)	—	(150)	(300)	—	(300)
Total adjustments	16,707	(1,206)	17,913	45,683	16,662	29,021	31,495	16,227	15,268
Net cash used in operating activities	(552)	—	(552)	(3,149)	—	(3,149)	(7,255)	—	(7,255)
Cash flows from investing activities:
Proceeds from sale of fixed assets	1	—	1	1	—	1	1	—	1
Capital expenditures and other	—	—	—	—	—	—	—	—	—
Net cash provided by investing activities	1	—	1	1	—	1	1	—	1
Cash flows from financing activities:
Proceeds from notes payable	—	—	—	—	—	—	500	—	500
Payments on notes payable	—	—	—	—	—	—	(525)	—	(525)
Proceeds from the issuance of common stock	—	—	—	—	—	—	6,674	—	6,674
Net cash provided by financing activities	—	—	—	—	—	—	6,649	—	6,649
Net decrease in cash and cash equivalents	(551)	—	(551)	(3,148)	—	(3,148)	(605)	—	(605)
Cash and cash equivalents, beginning of period	3,566	—	3,566	3,566	—	3,566	3,566	—	3,566
Cash and cash equivalents, end of period	3,015	—	3,015	418	—	418	2,961	—	2,961
Schedule of non cash financing activities
Common stock issued to settle accrued Directors compensation	11	—	11	11	—	11	11	—	11
Exchange of debt as deferred revenue (Note 8)	—	—	—	13,000	—	13,000	13,000	—	13,000

(1)	Adjustment to amortize debt discounts and deferred financing fees based a number nominally close to zero to enable interest and debt discounts to be accreted over the life of the debt using a level yield method

(2)	Adjustment for June 2010 to account for the modification of the MHR Convertible Notes in connection with the Novartis Agreement and the MHR Letter Agreement as an extinguishment of debt and record the consideration for MHR’s consent as a financing fee